Net Loss Per Share - Schedule of Computation of Diluted Net Loss Per Ordinary Share (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Convertible Preferred Shares [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			4,507,316	4,507,316
Series seed convertible preferred shares [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			1,076,501	1,076,501
Share options issued to employees [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		1,825,729	1,140,920	1,127,395
Share options issued in connection with business combinations [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		280,719	268,781	291,290
Share options issued in connection with termination of VIEs [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		22,509	22,509
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares		15,815	245,392	245,392
Convertible loans [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares	[1]	571,888	334,042	133,398
Options [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			422,607	422,607

[1]	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$2,457,384, US$4,957,384 and US$2,976,802 divided by the estimated fair value of ordinary shares as of December 31, 2021, 2022 and 2023, respectively, which were assumed to be the conversion prices as of December 31, 2021, 2022 and 2023, respectively.